Subsequent events (Details) - Other disposals of assets - Oil production assets in southeast saskatchewan $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($) Boe
Disclosure of non-adjusting events after reporting period [line items]
Comprised assets | Boe	5,500
Total cash consideration | $	$ 225